Income Taxes - Components of Income Tax Expense Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current Income Tax Expense (Benefit) [Abstract]
Federal income tax expense (benefit)	$ (30,176)		$ (7,576)		$ 15,248
State income tax expense (benefit)	640		(1,843)		322
Total current income tax expense (benefit)	(29,536)		(9,419)		15,570
Deferred Income Tax Expense (Benefit) [Abstract]
Federal income tax expense	32,930		22,324		13,075
State income tax expense (benefit)	(1,039)		7,785		3,505
Total deferred income tax expense	31,891	[1]	30,109	[1]	16,580	[1]
Total income tax expense	$ 2,355	[1]	$ 20,690	[1]	$ 32,150	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.